CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares Class A ordinary shares CNY (¥) shares	Ordinary Shares USD ($) shares	Ordinary Shares CNY (¥) shares	Additional paid-in capital Class A ordinary shares CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss)/income USD ($)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated deficit Series D redeemable convertible preferred shares CNY (¥)	Accumulated deficit Series B, C, D, E redeemable convertible preferred shares CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	Series C redeemable convertible preferred shares CNY (¥)	Series D redeemable convertible preferred shares CNY (¥)	Series B, C, D, E redeemable convertible preferred shares CNY (¥)	Class A ordinary shares CNY (¥) shares	USD ($) shares	CNY (¥) shares
Balance at beginning of the year at Dec. 31, 2014			¥ 4,116					¥ (9,387)				¥ (2,695,588)								¥ (2,700,859)
Balance at beginning of the year (in shares) at Dec. 31, 2014 | shares		60,000,000	60,000,000
Net loss for the year												(1,059,443)								(1,059,443)
Other comprehensive income (loss)								26,182												26,182
Exercise of share options (Note 19) (shares) | shares																		0
Deemed dividend-Extinguishment loss of Series D redeemable convertible preferred shares									¥ (296,677)							¥ (296,677)				(296,677)
Deemed dividend-Modification of redeemable convertible preferred shares																				0
Accretion to redemption value of redeemable convertible preferred shares												(3,996,288)								(3,996,288)
Balance at end of the year at Dec. 31, 2015			¥ 4,116					16,795				(8,047,996)								(8,027,085)
Balance at end of the year (in shares) at Dec. 31, 2015 | shares		60,000,000	60,000,000
Net loss for the year												(1,363,480)								(1,363,480)
Other comprehensive income (loss)								129,305												129,305
Exercise of share options (Note 19) (shares) | shares																		0
Deemed dividend-Repurchase of redeemable convertible preferred shares										¥ (160,891)							¥ (160,891)			(160,891)
Deemed dividend-Modification of redeemable convertible preferred shares												(423,979)			¥ 66,583	¥ 97,770				(423,979)
Accretion to redemption value of redeemable convertible preferred shares												(3,661,975)								(3,661,975)
Balance at end of the year at Dec. 31, 2016			¥ 4,116					146,100				(13,658,321)								¥ (13,508,105)
Balance at end of the year (in shares) at Dec. 31, 2016 | shares		60,000,000	60,000,000															0	60,000,000	60,000,000
Net loss for the year												(1,227,893)		¥ (167)					$ (188,749)	¥ (1,228,060)
Other comprehensive income (loss)								(133,767)												(133,767)
Share-based compensation						¥ 298,963														298,963
Acquisition of subsidiaries (Note 4)														91,623						91,623
Acquisition of non-controlling interests (Note 4)														(90,778)						(90,778)
Issuance of ordinary shares in connection with initial public offering(Note 18)	¥ 3,283			¥ 3,117,078														¥ 3,120,361
Issuance of ordinary shares in connection with initial public offering(Note 18) (shares) | shares	49,750,000
Exercise of share options (Note 19)			¥ 48																	48
Exercise of share options (Note 19) (shares) | shares		730,000	730,000															730,000
Conversion of redeemable convertible preferred shares (Note 19)			¥ 17,339			15,824,871														15,842,210
Conversion of redeemable convertible preferred shares (Note 19) (shares) | shares		264,034,399	264,034,399
Balance at end of the year at Dec. 31, 2017		$ 3,810	¥ 24,786		$ 2,957,274	¥ 19,240,912	$ 1,896	¥ 12,333			$ (2,287,969)	¥ (14,886,214)	$ 104	¥ 678					$ 675,115	¥ 4,392,495
Balance at end of the year (in shares) at Dec. 31, 2017 | shares		374,514,399	374,514,399															232,648,452	0	0